Property and equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Depreciation Expense	$ 100	$ 50	$ 200	$ 100
Unamortized capitalized software development costs	1,100		1,100		$ 1,300
Amortization expense related to Capitalized software costs	$ 30	$ 30	$ 100	$ 50